Management Compensation Plans (General Plan Description Narrative) (Details) (Global Incentive Plan 2009 [Member])	1 Months Ended
	Apr. 30, 2012	Dec. 31, 2012
Global Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issued under 2009 GIP		13,350,000
Additional number of shares issued under 2009 GIP	8,000,000